UNITED
                                     STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:    June 30, 1999


Name and Business Address of Institutional Investment
Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN VA 22102

Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

JOHN P. GIBBONS
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-4200

         The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 16th day of August, 1999.


                                    FEDERAL HOME LOAN MORTGAGE CORPORATION


                                    By: /s/ John P. Gibbons
                                        ----------------------------------
                                        John P. Gibbons
                                        Executive Vice President and
                                        Chief Financial Officer

                                                                         Fair Market                     Investment      Voting
Name of Issuer                        Title of Class       CUSIP        Value (x$1000)       Shares      Discretion     Authority
--------------                        --------------       -----        --------------       ------      ----------     ---------
Blackrock Strategic Term Trust              Com          09247P108          $36,222        3,996,900        sole          sole
Blackrock 2001 Term Trust Inc.              Com          092477108         $101,291       11,254,600        sole          sole
                Total                                                      $137,513